STOCKHOLDERS' DEFICIT (Narrative)(Details) (USD $)	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
STOCKHOLDERS' DEFICIT [Abstract]
Units issued, price per unit		$ 0.20
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Number of additional shares of common stock each warrant entitles holder to purchase		1	1				1
Proceeds from issuance of common stock and warrants	$ 30,000	$ 67,000	$ 67,000	$ 295,500	$ 246,500	$ 276,500	$ 343,500
Common stock, shares issued		335,000
Series E Warrants [Member] | Strategic Edge Limited Liability Company [Member] | Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Exercise price		0.10	0.10				0.10
Number of warrants issued			1,000,000
Series E Warrants [Member] | Sierchio And Company Limited Liability Partner [Member] | Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Exercise price		0.10	0.10				0.10
Number of warrants issued			1,000,000
Common Stock [Member]
STOCKHOLDERS' DEFICIT [Abstract]
Common stock, shares issued	60,000,000
Class of Warrant or Right [Line Items]
Number of units issued			335,000
Proceeds allocated to common stock			0
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Number of securites called by warrant					400,000	400,000
Exercise price					1.50	1.50
Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price		0.16	0.16				0.16
Number of warrants issued		4,582,500	4,582,500				4,582,500
Series D Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price		0.30	0.30				0.30
Proceeds allocated to common stock			$ 0
Number of warrants issued		167,500	167,500				167,500